Consumer Receivables (Details) - Schedule of consumer receivables - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of consumer receivables [Abstract]
Unsecured personal loan receivables		$ 1	$ 66
Secured personal loan receivables	71,610	77,491
Loan receivables	71,610	77,492
Instacash receivables	66,951	62,783
Finance receivables	138,561	140,275
Fees receivable	9,567	8,366	2,913
Membership receivables	3,408	3,099
Deferred loan origination costs	992	929	615
Accrued interest receivable	1,106	1,072	623
Receivables, before allowance for credit losses	$ 153,634	$ 153,741	$ 68,794